Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Cash at bank and in hand	62,809	76,019	31,045